LVIP Mondrian International Value Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.01%
Australia–1.57%
Aurizon Holdings Ltd.	6,593,299	$17,186,094
		17,186,094
Austria–1.49%
ANDRITZ AG	262,585	16,374,151
		16,374,151
France–7.79%
Bouygues SA	674,746	27,538,336
Cie de Saint-Gobain SA	54,139	4,201,277
Kering SA	62,868	24,847,738
Sanofi SA	294,685	28,918,084
		85,505,435
Germany–10.45%
Allianz SE	119,447	35,798,804
Continental AG	213,267	15,392,558
Deutsche Post AG	411,154	17,705,234
Evonik Industries AG	1,369,356	27,072,065
Heidelberg Materials AG	170,306	18,731,744
		114,700,405
Hong Kong–4.92%
CK Hutchison Holdings Ltd.	4,519,000	21,824,503
Jardine Matheson Holdings Ltd.	420,900	15,699,570
WH Group Ltd.	24,927,862	16,434,063
		53,958,136
Italy–6.59%
Enel SpA	4,977,165	32,856,668
Eni SpA	664,939	10,508,026
Snam SpA	6,120,412	28,894,754
		72,259,448
Japan–26.41%
FUJIFILM Holdings Corp.	1,432,200	32,053,730
Fujitsu Ltd.	2,270,000	36,251,321
Hitachi Ltd.	226,900	20,617,053
Honda Motor Co. Ltd.	1,536,900	18,919,363
Kao Corp.	200,400	7,487,531
Kyocera Corp.	1,130,400	15,035,410
MINEBEA MITSUMI, Inc.	719,400	14,023,975
Mitsubishi Electric Corp.	840,400	13,998,339
Nippon Telegraph & Telephone Corp.	9,767,700	11,614,388
Secom Co. Ltd.	252,100	18,252,186
Sony Group Corp.	346,800	29,621,641
Sumitomo Metal Mining Co. Ltd.	557,800	16,518,810
Takeda Pharmaceutical Co. Ltd.	807,100	22,408,781
Tokio Marine Holdings, Inc.	183,000	5,711,950
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toyota Industries Corp.	261,900	$27,188,258
		289,702,736
Netherlands–2.61%
Koninklijke Philips NV	1,425,326	28,610,685
		28,610,685
Singapore–4.61%
Singapore Telecommunications Ltd.	9,563,200	17,918,827
United Overseas Bank Ltd.	1,505,181	32,673,101
		50,591,928
Spain–3.67%
Banco Santander SA	8,257,768	40,281,556
		40,281,556
Switzerland–3.97%
Novartis AG	268,902	26,050,860
†Sandoz Group AG	578,810	17,463,458
		43,514,318
Taiwan–1.54%
Taiwan Semiconductor Manufacturing Co. Ltd.	706,000	16,964,207
		16,964,207
United Kingdom–23.39%
Associated British Foods PLC	536,330	16,909,681
BP PLC	3,825,674	23,935,239
GSK PLC	1,439,739	31,048,102
Imperial Brands PLC	1,357,187	30,319,627
Kingfisher PLC	6,089,823	19,169,554
Lloyds Banking Group PLC	57,252,328	37,402,300
Shell PLC	705,520	23,374,888
SSE PLC	1,541,224	32,096,716
Tesco PLC	4,157,978	15,565,541
WPP PLC	2,812,313	26,749,486
		256,571,134
Total Common Stock (Cost $909,498,020)		1,086,220,233

MONEY MARKET FUND–0.13%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.26%)	1,449,365	1,449,365
Total Money Market Fund (Cost $1,449,365)		1,449,365

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.14% (Cost $910,947,385)	$1,087,669,598
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.86%	9,407,006
NET ASSETS APPLICABLE TO 64,731,643 SHARES OUTSTANDING–100.00%	$1,097,076,604

ΔSecurities have been classified by country of origin.
†Non-income producing.
See accompanying notes.
LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$17,186,094	$—	$—	$17,186,094
Austria	16,374,151	—	—	16,374,151
France	85,505,435	—	—	85,505,435
Germany	114,700,405	—	—	114,700,405
Hong Kong	53,958,136	—	—	53,958,136
Italy	72,259,448	—	—	72,259,448
Japan	289,702,736	—	—	289,702,736
Netherlands	28,610,685	—	—	28,610,685
Singapore	50,591,928	—	—	50,591,928
Spain	40,281,556	—	—	40,281,556
Switzerland	43,514,318	—	—	43,514,318
Taiwan	16,964,207	—	—	16,964,207
United Kingdom	256,571,134	—	—	256,571,134
Money Market Fund	1,449,365	—	—	1,449,365
Total Investments	$1,087,669,598	$—	$—	$1,087,669,598
There were no Level 3 investments at the beginning or end of the period.
LVIP Mondrian International Value Fund–4